STOCKHOLDERS' EQUITY - The activity for stock subject to vesting (Details) - Restricted Stock awards - $ / shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Shared subject to vesting
Balance at beginning of period, unvested shares (in shares)	280	5,587
Vested (in shares)	(112)	(5,307)
Balance at end of period, unvested shares (in shares)	168	280
Weighted Average Grant Date Fair Value
Balance at beginning of Period, unvested shares (in dollars per share)	$ 0.0001
Vested (in dollars per share)	0.0001
Balance at end of Period, unvested shares (in dollars per share)	0.0001	$ 0.0001
As Reported
Weighted Average Grant Date Fair Value
Balance at beginning of Period, unvested shares (in dollars per share)	$ 0.001	0.0001
Vested (in dollars per share)		0.001
Balance at end of Period, unvested shares (in dollars per share)		$ 0.001